Results of Operations - Summary of Other Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Detailed Information About Other Operating Expense Explanatory [Line Items]
Loss on disposal of Property, plant and equipment	€ 7	€ 0
Total Other Expenses	64	214
Other Expenses [Member]
Disclosure of Detailed Information About Other Operating Expense Explanatory [Line Items]
Remeasurement of RCAs	20	66
Other	37	148
Total Other Expenses	€ 64	€ 214